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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: SEPTEMBER 30, 2012

Check here if amendment [_] Amendment Number [_]

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager filing this report:

Name:    STATE STREET GLOBAL ADVISORS IRELAND LIMITED

Address: 40 MESPIL ROAD

         DUBLIN, IRELAND



Form 13F File Number: 28-14459

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of the reporting manager:

Name:       ALYSSA A. ALBERTELLI, ESQ.

Title       SENIOR VICE PRESIDENT

Telephone:  617-664-8747


Signature, Place, and Date of Signing:

 /s/ Alyssa A Albertelli       Boston, Massachusetts         November 12, 2012
__________________________    ________________________    _______________________
       [Signature]                 [City, State]                  [Date]
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Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(if there are no entries in this list, omit this section.)

    28-00399                   State Street Corporation

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